Operating Segment Information (Details) - Schedule of Management Monitors the Results of the Group’s Operating Segments - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment revenue
Sales to external customers	$ 42,848,508	$ 34,552,734	$ 80,671,081	$ 68,132,256	$ 61,882,481
Segment loss	(16,388,058)	(893,875)	(6,764,511)	(16,581,221)	(13,343,634)
Interest income	951,067	126,021	872,503	28,043	14,734
Finance costs	(13,363)	(3,568,652)	(19,028,007)	(7,800,597)	(1,702,457)
Depreciation and amortization	(2,047,489)	(2,399,759)	(7,164,677)	(4,788,750)	(3,900,348)
Impairment of assets	(91,599)
Equity-settled share option expense	(1,637,724)	(795,125)	(6,629,044)	(14,430,835)	(9,352,862)
Other long-term employee benefits expense		84,221	109,702	(4,951,482)	(240,028)
Transaction expenses		(3,612,679)	6,643,367
Changes in fair value of financial instruments	(236,547)	(57,937,053)	(57,333,432)	(1,101,484)	(178,859)
Unrealised foreign exchange differences, net	(5,801,573)	(2,069,745)	895,392	(3,389,441)	(2,746,780)
Loss before tax	(25,265,286)	(71,066,646)	(172,537,530)	(49,693,594)	(30,970,178)
Hong Kong [Member]
Segment revenue
Sales to external customers	14,981,761	11,735,648
Segment loss	(2,327,198)	827,690	680,500	(283,904)	(202,027)
Singapore [Member]
Segment revenue
Sales to external customers	17,962,713	10,939,325
Segment loss	(4,906,691)	414,148	(1,579,640)	(2,035,946)	(1,359,574)
Philippines [Member]
Segment revenue
Sales to external customers	6,917,244	7,627,462
Segment loss	(1,412,318)	151,352	768,659	(1,327,478)	(1,050,578)
Taiwan [Member]
Segment revenue
Sales to external customers	2,826,070	3,805,468
Segment loss	(911,530)	(334,569)	(826,446)	(1,160,908)	(264,321)
Malaysia [Member]
Segment revenue
Sales to external customers	160,720	444,831
Segment loss	(671,317)	(411,610)	(485,596)	(1,877,997)	(1,764,853)
Other Asia [Member]
Segment revenue
Sales to external customers
Segment loss	(56,564)	(64,351)	(105,546)	(1,353,876)	(1,595,476)
Unallocated [Member]
Segment revenue
Sales to external customers
Segment loss	$ (6,102,440)	$ (1,476,535)	$ (5,216,442)	$ (8,541,112)	$ (7,106,805)